UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Errol M Rudman

Address:    712 Fifth Avenue
            20th Floor
            New York, NY 10019

13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Errol M Rudman
Title:      Investment Manager
Phone:      (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman            New York, New York             August 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $156,701
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                           Errol M Rudman
                                                            June 30, 2008
COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8

                               TITLE OF                      VALUE      SHRS OR  SH/ PUT/   INVSMT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS             CUSIP       (X$1000)   PRN AMT  PRN CALL   DSCRTN   MGRS    SOLE     SHARED    NONE

AKAMAI TECHNOLOGIES INC        COM               00971T101    5,359     154,025  SH         SOLE     NONE   154,025
AMPHENOL CORP NEW              CL A              032095101    8,983     200,157  SH         SOLE     NONE   200,157
APOLLO GROUP INC               CL A              037604105    1,505      34,000  SH         SOLE     NONE    34,000
ARMSTRONG WORLD INDS INC NEW   COM               04247X102    1,461      50,000  SH         SOLE     NONE    50,000
ATLAS AMER INC                 COM               049167109    3,041      67,500  SH         SOLE     NONE    67,500
ATLAS ENERGY RESOURCES LLC     COM               049303100    8,840     231,725  SH         SOLE     NONE   231,725
BELDEN INC                     COM               077454106    9,769     288,350  SH         SOLE     NONE   288,350
BIOMIMETIC THERAPEUTICS INC    COM               09064X101    3,209     269,221  SH         SOLE     NONE   269,221
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH   167250109    1,593      40,000  SH         SOLE     NONE    40,000
COLFAX CORP                    COM               194014106    4,516     180,000  SH         SOLE     NONE   180,000
COMMSCOPE INC                  COM               203372107    6,336     120,075  SH         SOLE     NONE   120,075
CVS CAREMARK CORPORATION       COM               126650100    6,344     160,323  SH         SOLE     NONE   160,323
EXPRESS SCRIPTS INC            COM               302182100    4,259      67,900  SH         SOLE     NONE    67,900
HARRIS STRATEX NTWRKS INC      CL A              41457P106    2,179     229,626  SH         SOLE     NONE   229,626
JP MORGAN CHASE & CO           COM               46625H100    5,627     164,000  SH         SOLE     NONE   164,000
LAZARD LTD                     SHS A             G54050102    3,067      89,800  SH         SOLE     NONE    89,800
LEHMAN BROS HLDGS INC          COM               524908100    1,585      80,000      CALL   SOLE     NONE    80,000
LIBERTY GLOBAL INC             COM SER A         530555101    2,977      94,717  SH         SOLE     NONE    94,717
LIBERTY GLOBAL INC             COM SER C         530555309    1,679      55,317  SH         SOLE     NONE    55,317
MEDCO HEALTH SOLUTIONS INC     COM               58405U102    4,220      89,400  SH         SOLE     NONE    89,400
MOHAWK INDS INC                COM               608190104    7,955     124,100  SH         SOLE     NONE   124,100
PEDIATRIX MED GROUP            COM               705324101    2,117      43,000  SH         SOLE     NONE    43,000
PILGRIMS PRIDE CORP            COM               721467108      650      50,000      CALL   SOLE     NONE    50,000
PULTE HOMES INC                COM               745867101    2,696     280,000  SH         SOLE     NONE   280,000
RAYMOND JAMES FINANCIAL INC    COM               754730109    1,588      60,175  SH         SOLE     NONE    60,175
RITCHIE BROS AUCTIONEERS       COM               767744105   14,277     526,250  SH         SOLE     NONE   526,250
RUSH ENTERPRISES INC           CL A              781846209    2,605     216,900  SH         SOLE     NONE   216,900
STIFEL FINL CORP               COM               860630102    7,093     206,250  SH         SOLE     NONE   206,250
THOMAS & BETTS CORP            COM               884315102    5,333     140,900  SH         SOLE     NONE   140,900
TIME WARNER TELECOM INC        CL A              887319101   11,244     701,412  SH         SOLE     NONE   701,412
TITAN INTL INC ILL             COM               88830M102    1,603      45,000  SH         SOLE     NONE    45,000
TRANSDIGM GROUP INC            COM               893641100   11,027     328,270  SH         SOLE     NONE   328,270
UNION PAC CORP                 COM               907818108    1,965      26,030  SH         SOLE     NONE    26,030



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